                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 -------------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------------
                 Omaha, Nebraska  68124
                 -------------------------------------


Form 13F File Number: 28-05489
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (402) 393- 8281
         -------------------------------

Signature, Place, and Date of Signing:

/s/  Richard L. Jarvis             Omaha, Nebraska        08/11/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         -0-
                                                           --------------------

Form 13F Information Table Entry Total:                    142
                                                           --------------------

Form 13F Information Table Value Total:                    $142,240
                                                           --------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     NONE      28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
June 30, 2000

                                                                                                     Voting
                                                                                                     Authority
                                   Title                      Value   Shares/  Sh/  Put/    Invstmt  Other
Name of Issuer                    of class    CUSIP          (x$1000) Prn Amt  Prn  Call    Dscretn  Managers   Sole  Shared  None
AAR Corp                            COM       000361105         1147     95555 SH           Defined              89550        6005
Acceptance Insurance Companies      COM       004308102         4505    901028 SH           Defined             901028
ACNielsen Corp                      COM       004833109         1852     84188 SH           Defined              80178        4010
Adelphia Communications Corp C      COM       006848105         3061     65302 SH           Defined              63175        2127
Albertson's Inc.                    COM       013104104         1778     53475 SH           Defined              53475
Allstate Corp                       COM       020002101         1699     76350 SH           Defined              76350
American Financial Holdings, Inc.   COM       026075101         1104     69525 SH           Defined              64135        5390
American International Group        COM       026874107          841      7157 SH           Defined               6782         375
Arctic Cat Inc.                     COM       039670104          266     22400 SH           Defined              22400
Arrow International                 COM       042764100          278      8300 SH           Defined               8300
Astec Industries, Inc.              COM       046224101          289     11400 SH           Defined              11400
Avant! Corporation                  COM       053487104          293     15620 SH           Defined              15620
Avatar Holdings Inc. CV             CONV      053494AD2         1318   1440000 PRN          Defined            1440000
BNCCORP, Inc.                       COM       055936108          307     51193 SH           Defined              51193
Bay View Capital Corp               COM       07262l101         1120    114185 SH           Defined             114185
BE Aerospace, Inc.                  COM       073302101          839    122035 SH           Defined             114655        7380
Becton Dickinson & Co.              COM       075887109          384     13400 SH           Defined              13400
Berkshire Hathaway, Inc. Cl B       COM       084670207         3001      1705 SH           Defined               1586         119
Black & Decker Corp                 COM       091797100         1912     48645 SH           Defined              48645
H & R Block Inc.                    COM       093671105          591     18241 SH           Defined              18241
Blyth, Inc.                         COM       09643p108          559     18936 SH           Defined              18936
Bradley Real Estate 8.4% Ser A      PFD       104580204          201      9240 SH           Defined               9240
Brooktrout, Inc.                    COM       114580103          200      9185 SH           Defined               9185
Camden Property Trust               COM       133131102          270      9200 SH           Defined               9200
Capital Automotive REIT             COM       139733109          946     66990 SH           Defined              66990
Carnival Cruise Lines - Cl A        COM       143658102         1557     79842 SH           Defined              77292        2550
Catellus Development Corporation    COM       149111106          455     30360 SH           Defined              27600        2760
Clarion Com'l Holdings Cl. A        COM       18051W109          108     20000 SH           Defined              20000
Concord Communications, Inc.        COM       206186108         1031     25860 SH           Defined              25860
Conmed Corp                         COM       207410101          251      9700 SH           Defined               9700
Countrywide Credit Industries,      COM       222372104         2383     78619 SH           Defined              73099        5520
Covance, Inc.                       COM       222816100          203     23050 SH           Defined              23050
Cox Communications, Inc Cl A        COM       224044107          468     10273 SH           Defined              10273
Crown American Realty               COM       228186102          205     38175 SH           Defined              38175
Datascope Corp.                     COM       238113104          393     10930 SH           Defined              10930
Davox Corporation                   COM       239208101          179     13865 SH           Defined              13865
Deltek Systems, Inc.                COM       24785a108          136     23070 SH           Defined              23070
Dentsply Intl Inc New               COM       249030107          370     12000 SH           Defined              12000
Dover Corp                          COM       260003108         1291     31820 SH           Defined              31820
Ecolab Inc                          COM       278865100          339      8685 SH           Defined               6255        2430
EMCOR Group, Inc.                   COM       29084q100          232     10000 SH           Defined              10000
Emerson Electric Co                 COM       291011104         1335     22120 SH           Defined              22120
Energen Corp.                       COM       29265n108          287     13164 SH           Defined              13164
Energizer Holdings, Inc.            COM       29266r108         1672     91610 SH           Defined              89320        2290
Evertrust Financial Group, Inc      COM       300412103         2014    197725 SH           Defined             189975        7750
Excel Legacy Corp                   COM       300665106          102     38100 SH           Defined              38100
Freddie Mac                         COM       313400301         2652     65490 SH           Defined              64400        1090
Fannie Mae                          COM       313586109          648     12425 SH           Defined              12425
Ferro Corporation                   COM       315405100          208      9900 SH           Defined               9900
Gannett Co Inc                      COM       364730101          330      5512 SH           Defined               5512
Gillette Company                    COM       375766102         1127     32255 SH           Defined              31255        1000
GreenPoint Financial Corp.          COM       395384100          624     33279 SH           Defined              33279
Harte-Hanks Communications          COM       416196103          263     10521 SH           Defined              10521
H J Heinz Co                        COM       423074103          402      9190 SH           Defined               9190
Hillenbrand Industries              COM       431573104          925     29538 SH           Defined              29538


Horace Mann Educators               COM       440327104          749     49900 SH           Defined              45370        4530
Humphrey Hospitality Trust, Inc     COM       445467103          441     55573 SH           Defined              55573
ICU Medical Inc                     COM       44930g107          429     15880 SH           Defined              15880
IHOP Corp                           COM       449623107         2055    122661 SH           Defined             117341        5320
ITT Educational Services, Inc.      COM       45068b109         1500     85389 SH           Defined              79729        5660
Idex Corp.                          COM       45167r104          259      8207 SH           Defined               8207
Illinois Tool Works Inc             COM       452308109         1530     26849 SH           Defined              26849
International Flavors & Fragrance   COM       459506101          909     30097 SH           Defined              30097
International Home Foods, Inc       COM       459655106          869     41520 SH           Defined              41520
Interpublic Group Cos Inc           COM       460690100          639     14860 SH           Defined              14860
Jacobs Engineering Group Inc.       COM       469814107          256      7833 SH           Defined               7833
Johnson & Johnson                   COM       478160104          243      2389 SH           Defined               2389
Johnson Controls                    COM       478366107         1238     24120 SH           Defined              24120
Key Energy Group CV                 CONV      492914AF3         1817   2315000 PRN          Defined            2315000
Kimball Intl Cl B                   COM       494274103          589     39950 SH           Defined              38450        1500
Knight-Ridder Inc.                  COM       499040103          718     13505 SH           Defined              12835         670
Level 3 Communications, Inc.        COM       52729n100         2230     25338 SH           Defined                          25338
Lincoln Bancorp Ind Com             COM       532879103          250     25000 SH           Defined              25000
Lincoln Electric Holdings           COM       533900106         1311     91970 SH           Defined              91970
M & F Worldwide Corp.               COM       552541104          225     40000 SH           Defined              34700        5300
Worldcom, Inc.                      COM       55268B106         1808     39415 SH           Defined              36136        3279
Mattel, Inc                         COM       577081102         1976    149830 SH           Defined             141760        8070
McCormick & Co.                     COM       579780206         1879     57811 SH           Defined              57811
McDonald's Corp.                    COM       580135101          836     25380 SH           Defined              25380
McKesson HBOC Inc                   COM       58155q103          764     36488 SH           Defined              36488
MediaOne Group Inc
(pending AT&T Acquisition)          COM       58440j104         1651     24966 SH           Defined              24966
Merck & Co.                         COM       589331107          296      3865 SH           Defined               2865        1000
Microsoft Corp                      COM       594918104          978     12225 SH           Defined              11825         400
S & P 400 Mid-Cap Dep Receipts      COM       595635103         1811     20400 SH           Defined              20400
Minnesota Power, Inc.               COM       604110106          878     50700 SH           Defined              50700
MONY Group, Inc.                    COM       615337102          320      9470 SH           Defined               8700         770
Nasdaq-100 Index Shares             COM       631100104          607      6500 SH           Defined               6500
Nationwide Health Properties Inc.   COM       638620104          162     11600 SH           Defined              11600
North Fork Bancorporation           COM       659424105         1044     69004 SH           Defined              69004
Northland Cranberries Inc Cl A      COM       666499108           45     11630 SH           Defined              11630
Novastar Financial, Inc.            COM       669947400         3331    873600 SH           Defined             873600
Parker Drilling CV                  CONV      701081AD3         2616   3195000 PRN          Defined            3195000
Paxar Corporation                   COM       704227107          248     21600 SH           Defined              21600
Penn Treaty American Corp           COM       707874103          750     44100 SH           Defined              44100
Pep Boys - Manny, Moe & Jack        COM       713278109          115     19140 SH           Defined              14820        4320
Phoenix Investment Partners Ltd     COM       719085102          279     26610 SH           Defined              26610
Possis Medical Inc                  COM       737407106           93     14900 SH           Defined              14900
Proctor & Gamble                    COM       742718109          694     12125 SH           Defined              12125
R.H. Donnelley Corp                 COM       74955w307         1841     95033 SH           Defined              91033        4000
RLI Corp                            COM       749607107          633     18209 SH           Defined              18209
Redwood Trust, Inc.                 COM       758075402         1807    129100 SH           Defined             118500       10600
Republic Services, Inc.             COM       760759100         2326    145385 SH           Defined             138220        7165
Reynolds & Reynolds - CL A          COM       761695105         1089     59686 SH           Defined              59686
Rollins Inc.                        COM       775711104          330     22175 SH           Defined              22175
SBC Communications, Inc.            COM       78387g103          363      8396 SH           Defined               7516         880
Standard & Poor's 500 Deposito      COM       78462f103        14999    103172 SH           Defined             103172
SPSS, Inc.                          COM       78462k102          421     14460 SH           Defined              14460
Schulman A Inc                      COM       808194104          197     16300 SH           Defined              16300
The Scotts Company Cl. A            COM       810186106          462     12650 SH           Defined              11780         870
Service Corporation Internatio      COM       817565104          378    118594 SH           Defined             113309        5285
Somanetics Corp New                 COM       834445405           90     30000 SH           Defined              30000
Stewart Enterprises Inc Cl. A       COM       860370105          237     67100 SH           Defined              50000       17100
Sunquest Information Systems,       COM       867654105          215     19970 SH           Defined              19970
Superior Industries Intl, Inc.      COM       868168105          425     16500 SH           Defined              16500
Swift Energy CV                     CONV      870738AB7         2780   2770000 PRN          Defined            2770000
Taubman Centers Inc                 COM       876664103          228     20700 SH           Defined              20700
Telephone And Data Systems, Inc     COM       879433100          991      9885 SH           Defined               9285         600
Templeton Dragon Fund Inc.          COM       88018t101          222     25700 SH           Defined              25700

Texaco Inc.                         COM       881694103          742     13935 SH           Defined              13935
Thermo Instr Sys CV                 CONV      883559AE6         2301   2680000 PRN          Defined            2680000
Torchmark Corp                      COM       891027104         1558     63091 SH           Defined              63091
Trenwick Group Inc                  COM       895290104          355     24375 SH           Defined              24375
Tricon Global Restaurants           COM       895953107         1276     45171 SH           Defined              45171
Troy Finl Corp Com                  COM       897329108          451     45700 SH           Defined              45700
UCAR International                  COM       90262k109         1220     93401 SH           Defined              86421        6980
U.S. Bancorp                        COM       902973106          289     15000 SH           Defined                          15000
United Dominion Rlty Tr             COM       910197102          139     12600 SH           Defined              12600
U.S. Industries, Inc.               COM       912080108         1752    144480 SH           Defined             139680        4800
Universal Foods                     COM       913538104          607     32831 SH           Defined              32831
Universal Stainless & Alloy         COM       913837100          345     53000 SH           Defined              53000
Utah Medical Products Inc           COM       917488108          186     27322 SH           Defined              27322
Valassis Communications Inc         COM       918866104         1127     29559 SH           Defined              29559
Vesta Insurance Group               COM       925391104          619    100000 SH           Defined             100000
iShares - Malaysia                  COM       92923H871          206     32950 SH           Defined              32950
Washington Mutual, Inc.             COM       939322103         1323     45904 SH           Defined              45904
Waste Management, Inc.              COM       94106l109         2788    146759 SH           Defined             137919        8840
Wausau-Mosinee Paper Corporation    COM       943315101          216     25200 SH           Defined              25200
Western Resources, Inc.             COM       959425109          285     18400 SH           Defined              18400
Whitman Corp                        COM       96647r107          247     20305 SH           Defined              20305
Wisconsin Central Transportation    COM       976592105         1190     91571 SH           Defined              83321        8250
Worthington Inds Inc Com            COM       981811102          389     37000 SH           Defined              37000
VocalTec Communications Ltd.        COM       M97601104          207      8991 SH           Defined               8991
REPORT SUMMARY                            142 DATA RECORDS   142,240           0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED